Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 15.8%
	Shares	Value ($)
International 4.0%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	796,798	8,111,411
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	299,438	2,721,890
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	790,066	8,098,177
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	258,405	2,679,659
Total		21,611,137
U.S. Large Cap 9.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	188,428	4,618,379
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	250,272	13,502,160
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	110,482	3,095,714
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	213,604	4,201,587
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	210,454	2,306,579
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	92,725	2,315,343
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	100,126	3,425,298
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	108,195	3,442,764
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	84,921	2,313,240
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	98,909	3,418,286
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	94,740	2,323,983
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	225,828	4,986,276
Total		49,949,609
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	37,820	1,145,559
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	47,793	1,160,416
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	54,180	1,551,725
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	52,764	1,525,407
Total		5,383,107
U.S. Small Cap 1.6%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	108,328	1,551,252
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	93,897	1,522,066
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	16,167	356,488
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	98,360	2,281,957
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	99,115	2,712,772
Total		8,424,535
Total Equity Funds (Cost $66,056,607)		85,368,388

Exchange-Traded Funds 8.5%

iShares iBoxx $ Investment Grade Corporate Bond ETF	101,200	12,900,976
iShares MSCI EAFE ETF	174,532	11,381,232
SPDR S&P 500 ETF Trust	73,425	21,790,337
Total Exchange-Traded Funds (Cost $38,015,383)		46,072,545

Fixed-Income Funds 55.1%

Investment Grade 55.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,593,639	59,404,441
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,868,410	18,011,475
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,731,792	30,322,894
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,675,151	17,639,335
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	3,942,350	43,326,427
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,408,138	59,435,439
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	710,919	7,279,811
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,640,522	62,891,820
Total		298,311,642
Total Fixed-Income Funds (Cost $286,795,501)		298,311,642

Residential Mortgage-Backed Securities - Agency 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	31,107,000	31,599,320
11/13/2049	3.500%	13,597,000	13,948,875
Total Residential Mortgage-Backed Securities - Agency (Cost $45,520,010)			45,548,195
Options Purchased Puts 0.3%
Value ($)
(Cost $2,575,245)	1,672,775

Money Market Funds 20.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	108,614,393	108,603,532
Total Money Market Funds (Cost $108,608,265)		108,603,532
Total Investments in Securities (Cost: $547,571,011)		585,577,077
Other Assets & Liabilities, Net		(43,806,546)
Net Assets		541,770,531

At September 30, 2019, securities and/or cash totaling $1,546,442 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	12	12/2019	USD	924,900	—	(4,655)
Canadian Dollar	14	12/2019	USD	1,058,820	—	(6,068)
Euro Stoxx 50	28	12/2019	EUR	995,400	14,050	—
FTSE 100 Index	11	12/2019	GBP	812,185	12,727	—
MSCI Singapore IX ETS	4	10/2019	SGD	143,700	—	(1,002)
S&P 500 E-mini	135	12/2019	USD	20,104,875	—	(204,860)
S&P 500 Index	1	12/2019	USD	744,625	—	(5,791)
South African Rand	4	12/2019	USD	250,960	—	(6,635)
SPI 200 Index	5	12/2019	AUD	835,250	—	(151)
TOPIX Index	4	12/2019	JPY	63,520,000	25,033	—
U.S. Long Bond	56	12/2019	USD	9,089,500	—	(108,468)
U.S. Treasury 10-Year Note	125	12/2019	USD	16,289,063	—	(138,876)
U.S. Treasury 2-Year Note	9	12/2019	USD	1,939,500	—	(3,627)
U.S. Treasury 5-Year Note	170	12/2019	USD	20,255,234	—	(107,708)
U.S. Ultra Treasury Bond	1	12/2019	USD	191,906	—	(2,346)
Total					51,810	(590,187)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(3)	12/2019	USD	(203,040)	3,409	—
Euro FX	(10)	12/2019	USD	(1,370,313)	21,325	—
Japanese Yen	(4)	12/2019	USD	(464,900)	4,825	—
2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
OMXS30 Index	(1)	10/2019	SEK	(164,775)	—	(69)
Russell 2000 E-mini	(17)	12/2019	USD	(1,296,250)	49,640	—
S&P/TSX 60 Index	(4)	12/2019	CAD	(796,880)	1,268	—
Swiss Franc	(10)	12/2019	USD	(1,260,250)	11,026	—
Total					91,493	(69)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	23,813,920	80	2,200.00	12/18/2020	651,894	392,800
S&P 500 Index	JPMorgan	USD	12,502,308	42	2,400.00	12/18/2020	290,094	323,820
S&P 500 Index	Deutsche Bank	USD	23,813,920	80	2,100.00	12/18/2020	751,883	306,400
S&P 500 Index	Deutsche Bank	USD	7,144,176	24	2,400.00	12/18/2020	158,953	185,040
S&P 500 Index	Deutsche Bank	USD	14,586,026	49	2,050.00	12/18/2020	386,493	164,885
S&P 500 Index	Deutsche Bank	USD	7,739,524	26	2,300.00	12/18/2020	192,267	161,330
S&P 500 Index	Deutsche Bank	USD	5,953,480	20	2,350.00	12/18/2020	143,661	138,500
Total							2,575,245	1,672,775
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	96,425,130	47,554,516	(35,365,253)	108,614,393	—	(1,522)	1,440	1,799,496	108,603,532
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	174,509	37,767	(23,848)	188,428	—	14,547	766,240	—	4,618,379
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	223,329	56,976	(30,033)	250,272	—	37,428	1,599,228	—	13,502,160
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	103,102	22,101	(14,721)	110,482	—	16,282	426,504	—	3,095,714
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,553,032	1,114,681	(74,074)	5,593,639	—	(782)	2,641,368	1,702,485	59,404,441
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	200,408	48,020	(34,824)	213,604	—	22,833	693,635	—	4,201,587
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,484,566	403,165	(19,321)	1,868,410	—	(1,169)	576,248	376,640	18,011,475
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,490,541	429,376	(188,125)	2,731,792	—	5,943	4,386,994	756,176	30,322,894
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	40,539	6,958	(9,677)	37,820	—	35,778	190,867	—	1,145,559
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	185,789	48,327	(23,662)	210,454	—	3,608	314,104	—	2,306,579
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	88,055	21,718	(17,048)	92,725	—	16,670	274,998	—	2,315,343
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	50,184	9,348	(11,739)	47,793	—	22,264	207,370	—	1,160,416
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	108,328	—	108,328	—	—	(48,747)	—	1,551,252
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	93,897	—	93,897	—	—	(77,934)	—	1,522,066
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	110,713	64,341	(158,887)	16,167	—	532,011	(197,835)	—	356,488
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,346,121	342,056	(13,026)	1,675,151	—	(571)	434,835	431,789	17,639,335
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	3,051,980	937,012	(46,642)	3,942,350	—	(366)	1,134,214	2,240,751	43,326,427
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	646,410	213,323	(62,935)	796,798	106,973	96,900	338,880	185,348	8,111,411
CTIVP® – DFA International Value Fund, Class 1 Shares
	238,546	95,663	(34,771)	299,438	71,052	78,840	(11,321)	84,915	2,721,890
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	641,386	212,900	(64,220)	790,066	35,097	28,675	316,019	184,335	8,098,177
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	99,230	20,996	(20,100)	100,126	—	57,899	505,066	—	3,425,298
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	108,031	21,020	(20,856)	108,195	—	38,949	556,625	—	3,442,764
CTIVP® – MFS® Value Fund, Class 1 Shares
	85,227	16,334	(16,640)	84,921	—	24,939	382,081	—	2,313,240
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	102,062	18,334	(21,487)	98,909	—	85,658	558,606	—	3,418,286
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	92,497	19,440	(17,197)	94,740	—	18,210	344,581	—	2,323,983
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	4,412,528	1,055,047	(59,437)	5,408,138	—	554	2,945,041	1,433,200	59,435,439
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	56,901	10,183	(12,904)	54,180	—	26,958	256,570	—	1,551,725
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	569,048	152,167	(10,296)	710,919	—	(410)	130,959	67,855	7,279,811
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	60,152	8,500	(15,888)	52,764	—	70,511	290,227	—	1,525,407
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	231,852	67,254	(40,701)	258,405	79,282	69,540	237,910	26,313	2,679,659
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	4,781,923	939,902	(81,303)	5,640,522	—	(12,243)	3,209,058	1,355,381	62,891,820
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	211,916	45,177	(31,265)	225,828	—	19,554	681,228	—	4,986,276
4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	105,623	22,418	(29,681)	98,360	—	53,039	211,034	—	2,281,957
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	90,060	27,476	(18,421)	99,115	—	13,316	292,356	—	2,712,772
Total					292,404	1,373,843	24,568,449	10,644,684	492,283,562

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019	5